Other Liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities	Other Liabilities

		December 31, 2020	December 31, 2019
	Note	$	$
Cash-settled share-based compensation	23	25.5	23.0
Deferred non-corporate tax liabilities	16	13.2	—
Interest rate swap	25	6.9	1.5
Other		8.2	3.6
		53.8	28.1
Less current portion		14.3	12.1
Long-term portion		39.5	16.0